Turnover	12 Months Ended
Jun. 30, 2021
Turnover
Turnover

3Turnover

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Turnover
Revenue by major product line
Energy business	65 676	67 415	85 536
Coal[1]	2 025	1 343	3 222
Liquid fuels and crude oil[2]	58 265	60 119	76 328
Gas (methane rich and natural gas) and condensate[3]	5 386	5 953	5 986
Chemicals business	133 136	119 840	114 832
Advanced materials[4]	7 380	7 200	7 349
Base chemicals[5]	45 684	40 262	34 967
Essential care[6]	44 314	40 112	41 084
Performance solutions[7]	35 758	32 266	31 432
Other (Technology, refinery services)[9]	2 288	2 313	2 308
Revenue from contracts with customers	201 100	189 568	202 676
Revenue from other contracts[8]	810	799	900
	201 910	190 367	203 576
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived from Gas segment.
4

Approximately 37% (2020 – 29%; 2019 – 28%) of revenue from advanced materials is derived from Chemicals Africa while 52% (2020 - 56%; 2019 - 57%) is derived from Chemicals Eurasia and the remaining revenue is derived from Chemicals America.

5

Approximately 59% (2020 – 59%; 2019 – 74%) of revenue from base chemicals is derived from Chemicals Africa while 33% (2020 – 29%; 2019 – 18%) is derived from Chemicals America and the remaining revenue is derived from Chemicals Eurasia.

6	Approximately 70% of revenue from essential care products is derived from Chemicals Eurasia and approximately 30% is derived from Chemicals America for all three years presented.
7	Approximately 70% of revenue from performance solutions is derived from Chemicals Eurasia and approximately 15% from Chemicals America and Chemicals Africa each for all three years presented.
8	Relates to the Fuels segment and includes franchise rentals, use of fuel tanks and fuel storage.
9	Relates to the Gas and Fuels segments.

The disaggregation of revenue was updated in the current year and comparatives have been revised - refer to note 1.

Accounting policies:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the group mainly satisfies its performance obligations at a point in time. For further information on revenue recognition, refer to Segment information on pages 10 to 12.

3Turnover continued

Revenue recognised reflects the consideration that the group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of fuels,oil, natural gas and chemical products, services rendered, license fees and royalties. The group allocates revenue based on stand-alone selling prices.

The group enters into exchange agreements with the same counterparties for the purchase and sale of inventory that are entered into in contemplation of one another. When the items exchanged are similar in nature, these transactions are combined and accounted for as a single exchange transaction. The exchange is recognised at the carrying amount of the inventory transferred.

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and the group does not adjust for time value of money.